Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events:

On January 10, 2025, the Company paid a regular quarterly cash dividend of $0.26 per share for the third quarter of 2024 to all shareholders of record as of December 27, 2024 (Note 12).

On January 23, 2025, the Company entered into a six-month bareboat charter agreement with an unaffiliated third party for a secondhand Capesize vessel, which was renamed Blueship. The Company advanced a down payment of $4,000 which was paid upon signing of the agreement and another down payment of $4,000 upon delivery of the vessel to the Company, which took place on February 25, 2025. The Company will be paying a daily charter rate of $10 over the period of the bareboat charter, while it also has a purchase obligation of $22,500 at the end of the bareboat charter.

On February 24, 2025, the Company entered into a facility agreement with Piraeus Bank S.A. for a $53,560 term loan for the purpose of (i) refinancing the June 2022 Piraeus Bank Loan Facility, which was secured by the Worldship and Honorship and (ii) partially financing the acquisition cost of the Meiship. The facility was drawn on February 25, 2025. The loan bears interest of term SOFR plus a margin of 2.05% per annum. The interest margin can be decreased by 0.05% per vessel based on the achievement of certain emission thresholds. The term is five years and the repayment schedule comprises twenty quarterly installments of $1,450 and a final balloon of $24,560 payable together with the final installment. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 70% until maturity. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125% until the second anniversary of the facility’s utilization date and 130% thereafter until the maturity of the loan. The borrowers were required to maintain an aggregate minimum liquidity of $3,000 in their operating accounts.

On February 27, 2025, the Company took delivery of the Meiship (Note 5).

On March 5, 2025, the Company declared a regular quarterly cash dividend of $0.10 per share for the fourth quarter of 2024 payable on or about April 10, 2025 to all shareholders of record as of March 27, 2025.

On March 12, 2025, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 600,000 shares. On the same date, the Compensation Committee granted an aggregate of 528,200 restricted shares of common stock pursuant to the Plan. Of the total 528,200 shares issued on March 12, 2025, 311,500 shares were granted to the non-executive members of the board of directors and to the executive officers and 216,700 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $7.35. 125,300 shares vested on the date of the issuance, March 12, 2025, 160,000 shares will vest on September 12, 2025, 104,100 shares will vest on March 12, 2026 and 138,800 shares will vest on September 14, 2026.

On March 13, 2025, the Company entered into a $18,000 sale and leaseback agreement for Squireship with an affiliate of China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) to refinance the Tranche A of the August 2021 Alpha Bank Loan Facility, secured by the Squireship. The agreement became effective on March 20, 2025, upon the delivery of the Squireship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in 20 quarterly installments of $475 along with a balloon payment of $8,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time throughout the bareboat charter period and at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter.

On March 13, 2025, the Company entered into a $16,500 sale and leaseback agreement for Friendship with an affiliate of Huarong to refinance the Tranche B of the August 2021 Alpha Bank Loan Facility, secured by the Friendship. The agreement became effective on March 20, 2025, upon the delivery of the Friendship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in 20 quarterly installments of $443 along with a balloon payment of $7,650 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time throughout the bareboat charter period and at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter.